Offerings	Nov. 18, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Maximum Aggregate Offering Price	$ 30,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,198.24
Offering Note	As described in greater detail in the prospectus contained in this registration statement, the Ordinary Shares to be offered include an aggregate of 50,000,000 Ordinary Shares, consisting of (i) 38,000,000 Ordinary Shares offered by the Company and (ii) 12,000,000 Ordinary Shares offered by the selling shareholder named in the registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	12,000,000
Proposed Maximum Offering Price per Unit | $ / shares	1.66
Maximum Aggregate Offering Price	$ 19,920,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,750.96
Offering Note	As described in greater detail in the prospectus contained in this registration statement, the Ordinary Shares to be offered include an aggregate of 50,000,000 Ordinary Shares, consisting of (i) 38,000,000 Ordinary Shares offered by the Company and (ii) 12,000,000 Ordinary Shares offered by the selling shareholder named in the registration statement.This estimate is made pursuant to Rule 457(c) and (o) of the Securities Act of 1933, as amended, solely for purposes of calculating the registration fee. The proposed maximum offering price is calculated on the average of the high ($1.72) and low prices($1.60) for the Registrant’s Ordinary Shares as quoted on the Nasdaq Capital Market on November 13, 2025.